Annual Total Returns - Investor Freedom® 2020 Portfolio [BarChart] - 02.28 VIP Investor Freedom Funds Investor Combo PRO-11 - Investor Freedom® 2020 Portfolio - VIP Investor Freedom 2020 Portfolio-Investor VIP
Jul. 13, 2021
Bar Chart Table:
Annual Return 2011	(1.11%)
Annual Return 2012	13.30%
Annual Return 2013	15.96%
Annual Return 2014	4.75%
Annual Return 2015	(0.35%)
Annual Return 2016	6.04%
Annual Return 2017	16.55%
Annual Return 2018	(5.94%)
Annual Return 2019	20.11%
Annual Return 2020	14.95%